Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets	Depreciation is computed using the straight-line method over the following estimated useful lives of assets:
Asset	Useful Life
Leasehold improvements	1 – 7 years
Vehicles and trailers	3 – 5 years
Computers and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	3 – 7 years
Depreciation is computed using the straight-line method over the following estimated useful lives of assets:
Asset	Useful Life
Leasehold improvements	1 – 7 years
Vehicles and trailers	3 – 5 years
Computers and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	3 – 7 years

Schedule of Other Current Liabilities	As of September 30, 2023 and December 31, 2022, other current liabilities consisted of the following (in thousands):
	September 30, 2023	December 31, 2022
Financing obligation, current (see Note 6 – Leases)	$—	$9,117
Payroll accruals	6,159	2,117
Income tax payable	265	—
Professional fees accruals	971	3,677
Other accrued liabilities	6,867	267
Other current liabilities	$14,262	$15,178